Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayment and Other Current Assets
Prepayments and other current assets consist of the following:

		As of December 31,
		2021	2022
		RMB	RMB	US$
Receivables on behalf of third party advertising companies	(i)	12,599	—	—
Prepaid service fee		11,410	15,340	2,224
VAT and other surcharges		5,618	2,552	370
Investment in a convertible loan		4,221	4,632	672
Loans granted to equity investees	(ii)	3,000	3,000	435
Office rental deposit		919	199	29
Prepaid media cost		551	900	130
Receivables from sales of shares on behalf of employees		180	73	11
Others		8,172	3,705	536

Total prepayments and other current assets		46,670	30,401	4,407

(i)
Starting from January 1, 2021, the Company has fully exited the Targeted Marketing business and this balance represents the receivables the Company acts as agent and collects on behalf of third party advertising companies for targeted marketing related services.

(ii)
For the years ended December 31, 2020, 2021 and 2022, the Company recognized impairment charges on loans granted to equity investees of RMB4,500, RMB528 and RMB705 (US$102). The Company evaluates the impairment of the equity investments without readily determinable fair value along with loans the Company granted to those investees.